Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Summary of Significant Accounting Policies [Line Items]
Concentration business risk, percentage	60.00%	69.00%
Customer [Member] | Sales Revenue, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration business risk, percentage	34.00%
Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration business risk, percentage	25.00%
Customer B [Member] | Sales Revenue, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration business risk, percentage	22.00%
Customer B [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration business risk, percentage	17.00%
Customer C [Member] | Sales Revenue, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration business risk, percentage	18.00%
Customer C [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration business risk, percentage	18.00%
Customer D [Member] | Sales Revenue, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration business risk, percentage	0.00%	86.00%
Customer D [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration business risk, percentage	0.00%	69.00%